Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2020	2021
Leasehold improvements	€15,295	€6,865
Capitalized software and software development costs	22,702	26,643
Computer equipment	17,248	15,795
Furniture and fixtures	5,480	3,026
Subtotal	60,725	52,329
Less: accumulated depreciation	34,352	37,537
Construction in process	309	1,113
Property and equipment, net	€26,682	€15,905